Unitholders' Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Maximum [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Maximum [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Common Units [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] General Partner [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] General Partner [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] General Partner [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] General Partner [Member] Minimum [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member] Minimum [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] General Partner [Member] Maximum [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member] Maximum [Member]	May 31, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP_Blackstone CQP Holdco LP [Member] Rate	Dec. 31, 2013 Cheniere Energy Partners, LP_Blackstone CQP Holdco LP [Member] Rate	Dec. 31, 2012 Cheniere Energy Partners, LP_Blackstone CQP Holdco LP [Member] Class B Units [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member] Rate	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member] Rate	May 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy, Inc. [Member] Class B Units [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Cheniere Energy, Inc. [Member] Class B Units [Member]
Other Ownership Interests [Line Items]
Number Of Days After Quarter End Distribution Is Paid								45 days	45 days
Distributions Per Limited Partnership Unit Outstanding, Basic										$ 0.425	$ 0.425
Distributions entitled by General Partner, Percentage														2.00%	2.00%
Incentive Distribution, Quarterly Distribution Additional Target Percentage																		15.00%	15.00%	50.00%	50.00%
Proceeds from sale of partnership common and general partner units, net	$ 0	$ 375,917	$ 375,897	$ 250,022	[1]	$ 70,157	[1]															$ 180,000					$ 1,500,000			$ 180,000	$ 500,000
Sale of Class B units, shares											17,590	8,485	4,587		604	2,894	94					12,000								12,000
Partnership Units, Conversion Ratio, Quarterly Compounded Rate																							0.035	0.035
Partnership Units, Accreted Conversion Ratio																									1.30	1.21		1.32	1.23

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.